Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - SEK (kr) kr / shares in Units, kr in Millions			12 Months Ended
	Sep. 29, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			kr 8,415	[1]	kr 6,889	kr 5,996
Board of Directors [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners			kr 9,000		kr 8,300
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.35	kr 1.35	kr 2.7		kr 2.5	kr 2
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5
Voting rights of share holders			one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5
Voting rights of share holders			one tenth of one vote per share
Treasury shares			4,009,306		4,009,306	6,043,960

[1]	Dividends paid per share amounted to SEK 2.50 (SEK 2.00 in 2021 and SEK 1.50 in 2020).